Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

06024089

Cert NYS

1-10959

AMENDED

March 7, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Standard Pacific Corp., 6.25% Senior Notes due 2014 of Standard Pacific Corp. and Guarantees of the Senior Notes by certain direct and indirect subsidiaries of Standard Pacific Corp., and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 3, 2006. Tentative listing date – March 8, 2006.

Sincerely,

Paras Madho

PROCESSED
MAR 08 2006
THOMSON FINANCIAL